Other Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.75%	0.75%
Top of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	5.00%	5.15%